Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 17,480	$ 17,901	$ 53,111	$ 53,003	$ 70,950	$ 51,118
Property and equipment include assets acquired under capital leases	$ 64,632		$ 64,632		$ 64,632	$ 64,632